UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2006
                                               --------------

Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 RIVERWALK BLVD., BLDG 2A
         RIDGELAND, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC      JANUARY 15, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       69
                                        -------------

Form 13F Information Table Value Total:    $128,282
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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FORM 13F INFORMATION TABLE

                                                             INVEST-   OTHER   VOTING
NAME OF ISSUER               TITLE OF  CUSIP    VALUE  SHRS  MENT DIS- MANA-  AUTHORITY
                              CLASS           (X$1000)       CRETION   GERS    SOLE

   			                	   	          	                                                                           DISC  GERS


AFLAC INC		COMMON	^001055102	1,966	42745	SOLE	N/A	42745
ALBEMARLE CORP		COMMON	^012653101	1,501	20905	SOLE	N/A	20905
ALTRIA GROUP INC	COMMON	02209S103	458	5335	SOLE	N/A	5335
AMERICAN INTERNATIONAL 	COMMON	026874107	1,371	19130	SOLE	N/A	19130
AMGEN INC		COMMON	031162100	901	13191	SOLE	N/A	13191
ARCHER-DANIELS-MIDLAND 	COMMON	039483102	2,391	74807	SOLE	N/A	74807
ARROW INTERNATIONAL INC	COMMON	042764100	2,194	62025	SOLE	N/A	62025
AUTOMATIC DATA PROCESSI	COMMON	053015103	1,970	39997	SOLE	N/A	39997
BANK OF AMERICA CORP	COMMON	^060505104	5,164	96726	SOLE	N/A	96726
BB&T CORPORATION	COMMON	^054937107	1,060	24121	SOLE	N/A	24121
BP PLC-SPONSADR		COMMON	^055622104	762	11363	SOLE	N/A	11363
CANADIAN NATIONAL RAIL	COMMON	136375102	1,804	41920	SOLE	N/A	41920
CATERPILLAR INC		COMMON	149123101	3,069	50035	SOLE	N/A	50035
CHEVRON CORP		COMMON	166764100	427	5812	SOLE	N/A	5812
CITIGROUP INC		COMMON	172967101	4,413	79235	SOLE	N/A	79235
CROSSTEX ENERGY LP	COMMON	22765U102	459	11520	SOLE	N/A	11520
DNP SELECT INCOME FUND	COMMON	23325P104	136	12600	SOLE	N/A	12600
DUFF & PHELPS UTIL 	COMMON	26432K108	300	25800	SOLE	N/A	25800
EATON VANCE CORP	COMMON	278265103	3,213	97345	SOLE	N/A	97345
ECOLAB INC		COMMON	278865100	1,286	28445	SOLE	N/A	28445
EMERSON ELECTRIC CO	COMMON	291011104	893	20262	SOLE	N/A	20262
ENBRIDGE ENERGY PARTNER COMMON	29250R106	4,840	98005	SOLE	N/A	98005
ENERGY TRANSFER PARTNER COMMON	29273R109	5,168	95535	SOLE	N/A	95535
ENTERPRISE PRODUCTS 	COMMON	293792107	5,615	193762	SOLE	N/A	193762
EXXON MOBIL CORP	COMMON	30231G102	2,325	30336	SOLE	N/A	30336
FORTUNE BRANDS		COMMON	349631101	201	2352	SOLE	N/A	2352
FRANKLIN ELECTRIC CO IN	COMMON	353514102	1,512	29417	SOLE	N/A	29417
GALLAGHER GROUP 	COMMON	363595109	217	2418	SOLE	N/A	2418
GENERAL ELECTRIC CO	COMMON	369604103	5,568	149630	SOLE	N/A	149630
GENERAL MILLS INC	COMMON	370334104	218	3784	SOLE	N/A	3784
GENZYME CORP		COMMON	372917104	431	7000	SOLE	N/A	7000
INTERNATIONAL BUS	COMMON	459200101	1,038	10685	SOLE	N/A	10685
JOHN HAN BK 		COMMON	409735107	164	16311	SOLE	N/A	16311
JOHNSON & JOHNSON	COMMON	478160104	3,169	47999	SOLE	N/A	47999
JPMORGAN CHASE & CO	COMMON	46625H100	1,284	26590	SOLE	N/A	26590
KINDER MORGAN ENERGY 	COMMON	494550106	901	18800	SOLE	N/A	18800
LINEAR TEACHNOLOGY	COMMON	535678106	708	23350	SOLE	N/A	23350
MAGELLAN MIDSTREAM 	COMMON	55907R108	6,046	156635	SOLE	N/A	156635
MCDONALD'S CORP		COMMON	580135101	3,019	68100	SOLE	N/A	68100
MEDTRONIC INC		COMMON	585055106	1,713	32021	SOLE	N/A	32021
MERIDIAN BIOSCIENCE INC	COMMON	589584101	1,177	47985	SOLE	N/A	47985
MICROSOFT CORP		COMMON	594918104	301	10070	SOLE	N/A	10070
NATURAL RESOURCE 	COMMON	63900P103	5,187	89515	SOLE	N/A	89515
NUVEEN PENN INV 	COMMON	670972108	374	7200	SOLE	N/A	7200
ONEOK PARTNERS LP	COMMON	682680103	678	10700	SOLE	N/A	10700
PAYCHEX INC		COMMON	704326107	763	19300	SOLE	N/A	19300
PENN VIRGINIA RESOURCE 	COMMON	707884102	267	10250	SOLE	N/A	10250
PEPSICO INC		COMMON	713448108	1,726	27600	SOLE	N/A	27600
PFIZER INC		COMMON	717081103	2,918	112656	SOLE	N/A	112656
PIMCO CORPORATE INCOME	COMMON	72200U100	540	33400	SOLE	N/A	33400
PIMCO MUNI INCOME FUND 	COMMON	72200N106	251	15700	SOLE	N/A	15700
PLAINS ALL AMER PIPELIN	COMMON	726503105	3,423	66850	SOLE	N/A	66850
PRAXAIR INC		COMMON	74005P104	2,139	36045	SOLE	N/A	36045
PRINCIPAL FINANCIAL 	COMMON	74251V102	241	4100	SOLE	N/A	4100
PROCTER & GAMBLE CO	COMMON	742718109	3,243	50452	SOLE	N/A	50452
ROPER INDUSTRIES INC	COMMON	776696106	2,915	58030	SOLE	N/A	58030
SLM CORP		COMMON	78442P106	985	20195	SOLE	N/A	20195
STAPLES INC		COMMON	855030102	784	29350	SOLE	N/A	29350
STATE STREET CORP	COMMON	857477103	2,000	29660	SOLE	N/A	29660
SUNOCO LOGISTICS 	COMMON	86764L108	6,709	132690	SOLE	N/A	132690
SYNOVUS FINANCIAL CORP	COMMON	8716C0105	1,312	42545	SOLE	N/A	42545
TEPPCO PARTNERS LP	COMMON	872384102	451	11200	SOLE	N/A	11200
UNITED TECHNOLOGIES 	COMMON	913017109	2,652	42415	SOLE	N/A	42415
UNIVERSAL STAINLESS 	COMMON	913837100	285	8506	SOLE	N/A	8506
US BANCORP		COMMON	902973304	2,373	65560	SOLE	N/A	65560
VALERO LP		COMMON	91913W104	1,937	34728	SOLE	N/A	34728
WACHOVIA CORP		COMMON	929903102	1,731	30392	SOLE	N/A	30392
WELLS FARGO & COMPANY	COMMON	949746101	314	8840	SOLE	N/A	8840
WILLIAMS PARTNERS LLP	COMMON	96950F104	731	18900	SOLE	N/A	18900


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